Prepayment for a property (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Prepayment For Property
Payment for property	¥ 14,900
Property capitalized amount	¥ 29,800
Outstanding amount of property		¥ 14,900